Note 3 - Discontinued Operations - Components (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS, DISCONTINUED:
Cash and cash equivalents			$ 47,754
Restricted cash			941
Margin deposits			45,221
Inventories			44,500
Fair value of derivatives			197
Insurance claims receivable			2,842
Prepayments and other assets			49,795
Total current assets of discontinued operations		$ 0	237,910
FIXED ASSETS, NET:
Vessels and advances, net			671,844
Fixed assets of discontinued operations		0	671,844
NON-CURRENT ASSETS, DISCONTINUED:
Deferred charges, net			19,119
Fair value of derivatives, non-current			147
Restricted cash, non-current			9,236
Operating leases, right-of-use assets			297,975
Total non-current assets of discontinued operations		0	329,137
CURRENT LIABILITIES, DISCONTINUED:
Current portion of long-term debt, net of deferred financing costs			30,505
Operating lease liabilities, current portion			205,172
Accrued liabilities			11,213
Unearned revenue			22,911
Fair value of derivatives			14,465
Other current liabilities			3,905
Total current liabilities of discontinued operations		0	334,967
NON-CURRENT LIABILITIES, DISCONTINUED:
Long-term debt, net of current portion and deferred financing costs			305,724
Operating lease liabilities, non-current portion			87,424
Fair value of derivatives, non-current portion			5,174
Total non-current liabilities of discontinued operations		0	398,322
REVENUES:
Voyage revenue	$ 327,402		1,195,402	$ 663,117
EXPENSES:
Voyage expenses	(107,383)		(345,289)	(263,366)
Charter-in hire expenses	(166,506)		(706,569)	(340,926)
Voyage expenses-related parties	(3,765)		(9,403)	(2,112)
Vessels' operating expenses	(27,165)		(82,288)	(97,220)
General and administrative expenses	(8,950)		(8,788)	(5,992)
Management and agency fees-related parties	(10,760)		(30,640)	(28,774)
Amortization of dry-docking and special survey costs	(2,337)		(6,282)	(4,438)
Depreciation	(14,044)		(37,385)	(39,621)
Gain / (loss) on sale of vessels, net	(4,669)		3,788	(5,324)
Loss on vessel held for sale	(1,579)		0	(2,305)
Vessel impairment loss	(179)		0	(434)
Foreign exchange gains	219		11	431
Operating loss	(19,716)		(27,443)	(126,964)
OTHER INCOME / (EXPENSES):
Interest income	239		1,473	2,365
Interest and finance costs	(7,313)		(23,503)	(24,806)
Other, net	(47)		1,477	5,109
Gain /(loss) on derivative instruments, net	(710)		(43,013)	6,415
Total other expenses, net	(7,831)		(63,566)	(10,917)
Net loss from discontinued operations	(27,547)	$ (27,547)	(91,009)	(137,881)
Nonrelated Party [Member]
CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net			39,646
NON-CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net, non-current			1,610
CURRENT LIABILITIES, DISCONTINUED:
Accounts payable			41,477
REVENUES:
Voyage revenue	239,719		985,315	663,117
Related Party [Member]
CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net			7,014
NON-CURRENT ASSETS, DISCONTINUED:
Accounts receivable, net, non-current			1,050
CURRENT LIABILITIES, DISCONTINUED:
Accounts payable			5,319
REVENUES:
Voyage revenue	$ 87,683		$ 210,087	$ 0